SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 7,042	$ 7,063
Portion of Long term debt reclassified	[1]	215	911
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 4,246	5,207
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate		2.45%
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate		4.30%
Short term credit from others [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 1,698
Annual interest rate		4.00%
Long-term debt from banks in NIS bears interest of Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	[1]	$ 1,097	$ 1,856
Annual interest rate		2.50%

[1]	The amounts of $ 215 and $ 911 have been classified from long term debt as of September 30, 2018 and December 31, 2017, respectively.